Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Jul. 29, 2013
(Optimum Large Cap Growth Fund) | Class A
Operating Expenses:
Management fees	0.76%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.52%
Total annual fund operating expenses	1.63%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%
(Optimum Large Cap Growth Fund) | Class B
Operating Expenses:
Management fees	0.76%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.52%
Total annual fund operating expenses	2.28%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.25%
(Optimum Large Cap Growth Fund) | Class C
Operating Expenses:
Management fees	0.76%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.52%
Total annual fund operating expenses	2.28%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.25%
(Optimum Large Cap Growth Fund) | Institutional Class
Operating Expenses:
Management fees	0.76%
Distribution and service (12b-1) fees	none
Other expenses	0.52%
Total annual fund operating expenses	1.28%
Fee waivers and expense reimbursements	(0.03%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.25%
(Optimum Large Cap Value Fund) | Class A
Operating Expenses:
Management fees	0.72%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.52%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.04%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
(Optimum Large Cap Value Fund) | Class B
Operating Expenses:
Management fees	0.72%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.52%
Total annual fund operating expenses	2.24%
Fee waivers and expense reimbursements	(0.04%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.20%
(Optimum Large Cap Value Fund) | Class C
Operating Expenses:
Management fees	0.72%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.52%
Total annual fund operating expenses	2.24%
Fee waivers and expense reimbursements	(0.04%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.20%
(Optimum Large Cap Value Fund) | Institutional Class
Operating Expenses:
Management fees	0.72%
Distribution and service (12b-1) fees	none
Other expenses	0.52%
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.04%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
(Optimum Small-Mid Cap Growth Fund) | Class A
Operating Expenses:
Management fees	1.10%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.60%
Total annual fund operating expenses	2.05%
Fee waivers and expense reimbursements	(0.27%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.78%
(Optimum Small-Mid Cap Growth Fund) | Class B
Operating Expenses:
Management fees	1.10%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.60%
Total annual fund operating expenses	2.70%
Fee waivers and expense reimbursements	(1.02%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.68%
(Optimum Small-Mid Cap Growth Fund) | Class C
Operating Expenses:
Management fees	1.10%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.60%
Total annual fund operating expenses	2.70%
Fee waivers and expense reimbursements	(0.27%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.43%
(Optimum Small-Mid Cap Growth Fund) | Institutional Class
Operating Expenses:
Management fees	1.10%
Distribution and service (12b-1) fees	none
Other expenses	0.60%
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.27%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.43%
(Optimum Small-Mid Cap Value Fund) | Class A
Operating Expenses:
Management fees	1.02%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.61%
Total annual fund operating expenses	1.98%
Fee waivers and expense reimbursements	(0.23%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%
(Optimum Small-Mid Cap Value Fund) | Class B
Operating Expenses:
Management fees	1.02%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.61%
Total annual fund operating expenses	2.63%
Fee waivers and expense reimbursements	(0.98%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Optimum Small-Mid Cap Value Fund) | Class C
Operating Expenses:
Management fees	1.02%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.61%
Total annual fund operating expenses	2.63%
Fee waivers and expense reimbursements	(0.23%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.40%
(Optimum Small-Mid Cap Value Fund) | Institutional Class
Operating Expenses:
Management fees	1.02%
Distribution and service (12b-1) fees	none
Other expenses	0.61%
Total annual fund operating expenses	1.63%
Fee waivers and expense reimbursements	(0.23%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%
(Optimum International Fund) | Class A
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.69%
Total annual fund operating expenses	1.84%
Fee waivers and expense reimbursements	(0.09%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%
(Optimum International Fund) | Class B
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.69%
Total annual fund operating expenses	2.49%
Fee waivers and expense reimbursements	(0.84%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Optimum International Fund) | Class C
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.69%
Total annual fund operating expenses	2.49%
Fee waivers and expense reimbursements	(0.09%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.40%
(Optimum International Fund) | Institutional Class
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.69%
Total annual fund operating expenses	1.49%
Fee waivers and expense reimbursements	(0.09%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%
(Optimum Fixed Income Fund) | Class A
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.49%
Total annual fund operating expenses	1.40%
Fee waivers and expense reimbursements	(0.05%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
(Optimum Fixed Income Fund) | Class B
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.49%
Total annual fund operating expenses	2.05%
Fee waivers and expense reimbursements	(0.05%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.00%
(Optimum Fixed Income Fund) | Class C
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.49%
Total annual fund operating expenses	2.05%
Fee waivers and expense reimbursements	(0.05%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.00%
(Optimum Fixed Income Fund) | Institutional Class
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	none
Other expenses	0.49%
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	(0.05%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.25% of the Fund's average daily net assets from July 29, 2013 through July 29, 2014. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from July 29, 2013 through July 29, 2014. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.43% of the Fund's average daily net assets from July 29, 2013 through July 29, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of average daily net assets from July 29, 2013 through July 29, 2014. The waivers may be terminated only by agreement of the Manager or the Distributor and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.40% of the Fund's average daily net assets from July 29, 2013 through July 29, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of average daily net assets from July 29, 2013 through July 29, 2014. The waivers may be terminated only by agreement of the Manager or the Distributor and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.00% of the Fund's average daily net assets from July 29, 2013 through July 29, 2014. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.